Investment in Associated Companies (Assets Held For Sale) (Narrative) (Details) - Qoros [Member] ¥ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
		Jan. 08, 2019 USD ($)	Jan. 31, 2019	Jun. 30, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 08, 2019 CNY (¥)
Disclosure of associates [line items]
Proportion of ownership interest	[1]				24.00%	50.00%
Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest		12.00%	12.00%
Gain on sale of remaining interest				$ 133,000
New Investor equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		63.00%	63.00%
Sale of remaining interest		$ 227,000
New Investor equity interest in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥							¥ 1,560,000
Chery's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		25.00%	25.00%

[1]	Qoros is an associated company (See Note 9.C.b). The current assets include cash and cash equivalent of $149 million (2017: $12 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $766 million (2017: $1 billion).